CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated other comprehensive loss – associated companies	Retained earnings
Balance, at beginning of year at Dec. 31, 2009		$ 79,125	$ 59,307	$ 506,559	$ (48,716)	$ (33,415)	$ 186,468
Balance, at beginning of year (in shares) at Dec. 31, 2009		79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		0	0
Shares issued (in shares)		0
Payments in lieu of shares issued for exercised share options	0		0
Employee stock options issued			954
Amortization of deferred equity contributions				25,584
Loss on hedging financial instruments reclassified into earnings	14,629				14,629
Fair value adjustments to hedging financial instruments					(9,858)	(11,396)
Fair value adjustments to available for sale securities	0				0
Other items of comprehensive income/(loss)	(5)				(5)
Net income	165,712						165,712
Dividends declared							(106,028)
Components of consolidated accumulated other comprehensive income
Fair value adjustments to hedging financial instruments	(43,948)
Fair value adjustments to available for sale securities	0
Other items	(2)
Total consolidated accumulated other comprehensive income	(43,950)
Balance, at end of year at Dec. 31, 2010	828,920	79,125	60,261	532,143	(43,950)	(44,811)	246,152
Balance, at end of year (in shares) at Dec. 31, 2010		79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		0	0
Shares issued (in shares)		0
Payments in lieu of shares issued for exercised share options	0		0
Employee stock options issued			1,409
Amortization of deferred equity contributions	16,211			16,211
Loss on hedging financial instruments reclassified into earnings	1,756				1,756
Fair value adjustments to hedging financial instruments					(19,467)	20,074
Fair value adjustments to available for sale securities	(327)				(327)
Other items of comprehensive income/(loss)	(16)				(16)
Net income	131,175						131,175
Dividends declared							(122,644)
Components of consolidated accumulated other comprehensive income
Fair value adjustments to hedging financial instruments	(61,659)
Fair value adjustments to available for sale securities	(327)
Other items	(18)
Total consolidated accumulated other comprehensive income	(62,004)
Balance, at end of year at Dec. 31, 2011	857,091	79,125	61,670	548,354	(62,004)	(24,737)	254,683
Balance, at end of year (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		6,100	83,496
Shares issued (in shares)		6,100,000
Payments in lieu of shares issued for exercised share options	1,477		(1,477)
Employee stock options issued			569
Amortization of deferred equity contributions	13,018			13,018
Loss on hedging financial instruments reclassified into earnings	27				27
Fair value adjustments to hedging financial instruments					(18,407)	19,561
Fair value adjustments to available for sale securities	896				896
Other items of comprehensive income/(loss)	67				67
Net income	185,836						185,836
Dividends declared							(152,009)
Components of consolidated accumulated other comprehensive income
Fair value adjustments to hedging financial instruments	(80,039)
Fair value adjustments to available for sale securities	569
Other items	49
Total consolidated accumulated other comprehensive income	(79,421)
Balance, at end of year at Dec. 31, 2012	$ 994,768	$ 85,225	$ 144,258	$ 561,372	$ (79,421)	$ (5,176)	$ 288,510
Balance, at end of year (in shares) at Dec. 31, 2012	85,225,000	85,225,000